ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	(in thousands)
	September 30, 2022	December 31, 2021

Accounts payable	$1,124	$2,270
Accrued expenses	278	164
Accrued interest payable	145	117
Accrued payroll	81	213
Accrued vacation	114	39
Current lease liability	88	77

Total Accounts Payable and Accrued Expenses	$1,830	$2,880

	(in thousands)
	December 31, 2020	December 31, 2021

Accounts payable	$1,929	$2,270
Accrued expenses	173	164
Accrued interest payable	96	117
Accrued payroll	106	213
Accrued vacation	97	39
Current lease liability	65	77

Total Accounts Payable and Accrued Expenses	$2,466	$2,880